Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions
Schedule of provisions and judicial deposits

	2019			2018
	Judicial		Carrying	Judicial		Carrying
	deposits	Provisions	amount	deposits	Provisions	amount
Tax	(2,449)	10,197	7,748	(2,048)	14,116	12,068
Labor	(3,071)	16,850	13,779	(4,258)	16,446	12,188
Civil	(832)	1,893	1,061	(746)	2,117	1,371
Environmental	—	3,483	3,483	—	5,014	5,014
	(6,352)	32,423	26,071	(7,052)	37,693	30,641

Schedule of provisions

	2019					2018
	Tax	Labor	Civil	Environmental	Total	Total
Balance at beginning of the year	12,068	12,188	1,371	5,014	30,641	57,881
Additions	4,218	6,016	404	1,374	12,012	21,902
Reversals	(1,311)	(4,546)	(383)	(2,593)	(8,833)	(46,993)
Interest accrual	522	1,454	91	(19)	2,048	2,499
Payments	(2,723)	(2,030)	(240)	(270)	(5,263)	—
Foreign exchange effect	1,489	(310)	(52)	(23)	1,104	(4,514)
Adoption of IFRIC 23 – Note 5(b)	(6,047)	—	—	—	(6,047)	—
Other	(468)	1,007	(130)	—	409	(134)
Balance at the end of the year	7,748	13,779	1,061	3,483	26,071	30,641

Schedule of contingent liabilities

	2019	2018
Tax	196,031	137,170
Labor	39,918	39,079
Civil	21,549	20,130
Environmental	112,920	119,747
	370,418	316,126